Business segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Business segment reporting (Tables) [Abstract]
Income statements and other significant data

The income statements and other significant data are as follows:

Thousand of reais	2018

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	39,390,512	2,530,830	41,921,342
Income from equity instruments	9,974	22,649	32,623
Income from companies accounted for by the equity method	65,958	-	65,958
Net fee and commission income	12,537,112	1,595,047	14,132,159
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(6,752,093)	1,162,820	(5,589,273)
Other operating expense (net)	(965,466)	(90,384)	(1,055,850)
TOTAL INCOME	44,285,998	5,220,961	49,506,959
Personnel expenses	(8,404,198)	(801,809)	(9,206,007)
Other administrative expenses	(7,186,035)	(400,096)	(7,586,131)
Depreciation and amortization	(1,637,484)	(102,475)	(1,739,959)
Provisions (net)	(1,947,578)	(52,026)	(1,999,604)
Impairment losses on financial assets (net)	(12,419,979)	(293,456)	(12,713,435)
Impairment losses on non-financial assets (net)	(450,201)	(58,109)	(508,310)
Other non-financial gains (losses)	156,258	-	156,258
OPERATING PROFIT BEFORE TAX (1)	12,396,779	3,512,992	15,909,771
Foreign Exchange Hedge(1)	5,867,320	-	5,867,320
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,264,099	3,512,992	21,777,091

Thousand of reais	2017

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	32,392,239	2,554,250	34,946,489
Income from equity instruments	83,120	-	83,120
Income from companies accounted for by the equity method	71,551	-	71,551
Net fee and commission income	11,261,952	1,459,916	12,721,868
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(25,628)	1,599,774	1,574,146
Other operating expense (net)	(640,522)	(31,491)	(672,013)
TOTAL INCOME	43,142,712	5,582,449	48,725,161
Personnel expenses	(8,166,562)	(770,716)	(8,937,278)
Other administrative expenses	(7,011,740)	(171,577)	(7,183,317)
Depreciation and amortization	(1,560,465)	(101,782)	(1,662,247)
Provisions (net)	(3,190,388)	(118,851)	(3,309,239)
Impairment losses on financial assets (net)	(11,232,902)	(1,105,398)	(12,338,300)
Impairment losses on non-financial assets (net)	(435,960)	(20,751)	(456,711)
Other non-financial gains (losses)	(324,385)	-	(324,385)
OPERATING PROFIT BEFORE TAX (1)	11,220,310	3,293,374	14,513,684
Foreign Exchange Hedge(1)	809,694	-	809,694
ADJUSTED OPERATING INCOME BEFORE TAX (1)	12,030,004	3,293,374	15,323,378

Thousand of reais	2016

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	27,365,857	3,220,636	30,586,493
Income from equity instruments	258,545	-	258,545
Income from companies accounted for by the equity method	47,537	-	47,537
Net fee and commission income	9,580,332	1,397,264	10,977,596
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	5,619,356	1,971,614	7,590,970
Other operating expense (net)	(611,051)	(13,520)	(624,571)
TOTAL INCOME	42,260,576	6,575,994	48,836,570
Personnel expenses	(7,638,124)	(739,141)	(8,377,265)
Other administrative expenses	(6,272,987)	(270,158)	(6,543,145)
Depreciation and amortization	(1,381,742)	(100,897)	(1,482,639)
Provisions (net)	(2,685,278)	(39,464)	(2,724,742)
Impairment losses on financial assets (net)	(11,607,468)	(1,693,977)	(13,301,445)
Impairment losses on non-financial assets (net)	(114,154)	(167)	(114,321)
Other non-financial gains (losses)	90,889	-	90,889
OPERATING PROFIT BEFORE TAX (1)	12,651,712	3,732,190	16,383,902
Foreign Exchange Hedge(1)	(6,717,250)	-	(6,717,250)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,934,462	3,732,190	9,666,652

(1) Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under " on financial assets and liabilities "fully offset in the line of Taxes.

Other aggregates
	2018
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	646,128,672	77,736,335	723,865,007
Loans and advances to customers	236,792,060	64,280,147	301,072,207
Customer deposits	227,689,079	76,508,721	304,197,800

	2017
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	580,090,402	65,612,637	645,703,039
Loans and advances to customers	217,539,344	54,880,813	272,420,157
Customer deposits	225,926,433	50,115,708	276,042,141

	2016
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	557,624,385	76,768,855	634,393,240
Loans and advances to customers	191,433,209	60,569,565	252,002,774
Customer deposits	228,923,947	18,521,230	247,445,177